UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file numbers 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2000

Francis S.M. Chou, President
 Three Canal Plaza, Suite 600
Portland, Maine 04101
(207) 347-2000

Date of fiscal year end:

DECEMBER 31
Chou Opportunity Fund and Chou Income Fund

Date of reporting period: July 1, 2017 - June 30, 2018

ITEM 1. PROXY VOTING RECORD
Chou Opportunity Fund July 2017 - June 2018 Proxy
Vote Summary
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Security	881624209			Meeting Type		Annual
Ticker Symbol	TEVA			Meeting Date		13-Jul-2017
ISIN	US8816242098			Agenda		934651236 - Management
Record Date	13-Jun-2017			Holding Recon Date		13-Jun-2017
City /	Country /	United States		Vote Deadline Date		07-Jul-2017
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.	ELECTION OF DIRECTOR TO SERVE UNTIL 2020 ANNUAL MEETING: DR. SOL J. BARER		Management	For	For
1B.	ELECTION OF DIRECTOR TO SERVE UNTIL 2020 ANNUAL MEETING: MR. JEAN-MICHEL HALFON		Management	For	For
1C.	ELECTION OF DIRECTOR TO SERVE UNTIL 2020 ANNUAL MEETING: MR. MURRAY A. GOLDBERG		Management	For	For
1D.	ELECTION OF DIRECTOR TO SERVE UNTIL 2020 ANNUAL MEETING: MR. NECHEMIA (CHEMI) J. PERES		Management	For	For
1E.	ELECTION OF DIRECTOR TO SERVE UNTIL 2019 ANNUAL MEETING: MR. ROBERTO MIGNONE		Management	For	For
1F.	ELECTION OF DIRECTOR TO SERVE UNTIL 2019 ANNUAL MEETING: DR. PERRY D. NISEN		Management	For	For
2.	TO APPROVE THE COMPENSATION OF DR. SOL J. BARER AS CHAIRMAN OF THE BOARD OF DIRECTORS.		Management	For	For
3.	TO APPROVE THE TERMS OF OFFICE AND EMPLOYMENT OF DR. YITZHAK PETERBURG AS INTERIM PRESIDENT AND CHIEF EXECUTIVE OFFICER.		Management	For	For
4.	TO APPROVE A MEMBERSHIP FEE FOR DIRECTORS SERVING ON SPECIAL OR AD-HOC COMMITTEES.		Management	For	For
5.	TO APPROVE AN AMENDMENT TO THE 2015 LONG- TERM EQUITY-BASED INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE THEREUNDER.		Management	For	For
6.	TO APPROVE TEVA'S 2017 EXECUTIVE INCENTIVE COMPENSATION PLAN.		Management	For	For
7.	TO REDUCE TEVA'S REGISTERED SHARE CAPITAL TO NIS 249,434,338, ...(DUE TO SPACE LIMITS, SEE PROXY MATERIAL FOR FULL PROPOSAL).		Management	For	For
8.	TO APPOINT KESSELMAN & KESSELMAN, A MEMBER OF PRICEWATERHOUSECOOPERS INTERNATIONAL LTD., AS TEVA'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UNTIL THE 2018 ANNUAL MEETING OF SHAREHOLDERS.		Management	For	For
VALEANT PHARMACEUTICALS INTERNATIONAL
Security		91911K102			Meeting Type		Annual
Ticker Symbol		VRX			Meeting Date		30-Apr-2018
ISIN		CA91911K1021			Agenda		934744269 - Management
Record Date		05-Mar-2018			Holding Recon Date		05-Mar-2018
City /	Country	/	United States		Vote Deadline Date		25-Apr-2018
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1a.		Election of Director: Richard U. DeSchutter		Management	For	For
1b.		Election of Director: D. Robert Hale		Management	For	For
1c.		Election of Director: Dr. Argeris (Jerry) N. Karabelas		Management	For	For
1d.		Election of Director: Sarah B. Kavanagh		Management	For	For
1e.		Election of Director: Joseph C. Papa		Management	For	For
1f.		Election of Director: John A. Paulson		Management	For	For
1g.		Election of Director: Robert N. Power		Management	For	For
1h.		Election of Director: Russel C. Robertson		Management	For	For
1i.		Election of Director: Thomas W. Ross, Sr.		Management	For	For
1j.		Election of Director: Amy B. Wechsler, M.D.		Management	For	For
2.
The approval, in an advisory resolution, of the
compensation of our Named Executive Officers as
disclosed in the Compensation Discussion and Analysis
section, executive compensation tables and
accompanying narrative discussions contained in the
Management Proxy Circular and Proxy Statement.
				Management	For	For
3.		The approval of an amendment to the Company's 2014 Omnibus Incentive Plan to increase the number of Common Shares authorized under such plan.		Management	For	For
4.
To appoint PricewaterhouseCoopers LLP as the auditors
for the Company to hold office until the close of the 2019
Annual Meeting of Shareholders and to authorize the
Company's Board of Directors to fix the auditors'
remuneration.
				Management	For	For
MBIA INC.
Security		55262C100			Meeting Type		Annual
Ticker Symbol		MBI			Meeting Date		02-May-2018
ISIN		US55262C1009			Agenda		934747227 - Management
Record Date		08-Mar-2018			Holding Recon Date		08-Mar-2018
City /	Country	/	United States		Vote Deadline Date		01-May-2018
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1a.		Election of Director: Francis Y. Chin		Management	For	For
1b.		Election of Director: William C. Fallon		Management	For	For
1c.		Election of Director: Steven J. Gilbert		Management	For	For
1d.		Election of Director: Charles R. Rinehart		Management	For	For
1e.		Election of Director: Theodore Shasta		Management	For	For
1f.		Election of Director: Richard C. Vaughan		Management	For	For
2.		To approve, on an advisory basis, executive compensation.		Management	For	For
3.		To ratify the selection of PricewaterhouseCoopers LLP, certified public accountants, as independent auditors for the Company for the year 2018.		Management	For	For
4.		To ratify the adoption of an amendment to MBIA Inc.'s By-Laws approved by the Board of Directors on February 13, 2018.		Management	For	For
SEARS HOLDINGS CORPORATION
Security		812350106			Meeting Type		Annual
Ticker Symbol		SHLD			Meeting Date		09-May-2018
ISIN		US8123501061			Agenda		934756238 - Management
Record Date		12-Mar-2018			Holding Recon Date		12-Mar-2018
City /	Country	/	United States		Vote Deadline Date		08-May-2018
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management
	1	Paul G. DePodesta			For	For
	2	Kunal S. Kamlani			For	For
	3	William C. Kunkler, III			For	For
	4	Edward S. Lampert			For	For
	5	Ann N. Reese			For	For
	6	Thomas J. Tisch			For	For
2.		Advisory vote to approve the compensation of our named executive officers.		Management	For	For
3.		Ratify the appointment by the Audit Committee of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal year 2018.		Management	For	For
4.		Stockholder proposal regarding an independent Chair of the Board of Directors.		Shareholder	For	Against
OVERSTOCK.COM, INC.
Security		690370309			Meeting Type		Annual
Ticker Symbol		OSTBP			Meeting Date		09-May-2018
ISIN		US6903703097			Agenda		934758232 - Management
Record Date		12-Mar-2018			Holding Recon Date		12-Mar-2018
City /	Country	/	United States		Vote Deadline Date		08-May-2018
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management
	1	Patrick M. Byrne			For	For
	2	Barclay F. Corbus			For	For
	3	Jonathan E. Johnson III			For	For
2.		To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2018.		Management	For	For
ASCENT CAPITAL GROUP, INC.
Security		043632108			Meeting Type		Annual
Ticker Symbol		ASCMA			Meeting Date		11-May-2018
ISIN		US0436321089			Agenda		934753585 - Management
Record Date		14-Mar-2018			Holding Recon Date		14-Mar-2018
City /	Country	/	United States		Vote Deadline Date		10-May-2018
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management
	1	Thomas P. McMillin			For	For
2.		A proposal to ratify the selection of KPMG LLP as our independent auditors for the fiscal year ending December 31, 2018.		Management	For	For
SEARS HOMETOWN AND OUTLET STORES, INC.
Security		812362101			Meeting Type		Annual
Ticker Symbol		SHOS			Meeting Date		23-May-2018
ISIN		US8123621018			Agenda		934800447 - Management
Record Date		03-Apr-2018			Holding Recon Date		03-Apr-2018
City /	Country	/	United States		Vote Deadline Date		22-May-2018
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management
	1	E.J. Bird			For	For
	2	James F. Gooch			For	For
	3	Josephine Linden			For	For
	4	Kevin Longino			For	For
	5	William K. Phelan			For	For
	6	Will Powell			For	For
	7	David Robbins			For	For
2.		Approve, on an advisory basis, the compensation of our Named Executive Officers.		Management	For	For
3.		Ratify the appointment by the Audit Committee of BDO USA, LLP as the Company's independent registered public accounting firm for fiscal year 2018.		Management	For	For
RESOLUTE FOREST PRODUCTS INC.
Security		76117W109			Meeting Type		Annual
Ticker Symbol		RFP			Meeting Date		25-May-2018
ISIN		US76117W1099			Agenda		934803809 - Management
Record Date		29-Mar-2018			Holding Recon Date		29-Mar-2018
City /	Country	/	Canada		Vote Deadline Date		24-May-2018
SEDOL(s)					Quick Code

Item	Proposal			Proposed by	Vote	For/Against Management
1.1		Election of directors: Randall C. Benson		Management	For	For
1.2	Jennifer C. Dolan			Management	For	For
1.3	Richard D. Falconer			Management	For	For
1.4	Jeffrey A. Hearn			Management	For	For
1.5	Yves Laflamme			Management	For	For
1.6	Bradley P. Martin			Management	For	For
1.7	Alain Rhéaume			Management	For	For
1.8	Michael S. Rousseau			Management	For	For
2		Ratification of PricewaterhouseCoopers LLP appointment.		Management	For	For
3		Advisory vote to approve executive compensation ("say- on-pay").		Management	For	For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Security		881624209			Meeting Type		Annual
Ticker Symbol		TEVA			Meeting Date		05-Jun-2018
ISIN		US8816242098			Agenda		934801778 - Management
Record Date		13-Apr-2018			Holding Recon Date		13-Apr-2018
City /	Country	/	United States		Vote Deadline Date		04-Jun-2018
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1A		Election of Director: Rosemary A. Crane		Management	For	For
1B		Election of Director: Gerald M. Lieberman		Management	For	For
1C		Election of Director: Professor Ronit Satchi-Fainaro		Management	For	For
2.		To approve, on a non-binding advisory basis, the compensation for Teva's named executive officers.		Management	For	For
3.		To recommend, on a non-binding advisory basis, to hold a non- binding advisory vote to approve the compensation for Teva's named executive officers every one, two or three years.		Management	For	For
4.		To appoint Kesselman & Kesselman, a member of PricewaterhouseCoopers International Ltd., as Teva's independent registered public accounting firm until the 2019 annual meeting of shareholders.		Management	For	For
5.		To approve an amendment and restatement of Teva's 2008 Employee Stock Purchase Plan for U.S. Employees.		Management	For	For
TEVA PHARMACEUTICAL INDUSTRIES LIMITED
Security		881624209			Meeting Type		Annual
Ticker Symbol		TEVA			Meeting Date		05-Jun-2018
ISIN		US8816242098			Agenda		934817694 - Management
Record Date		26-Apr-2018			Holding Recon Date		26-Apr-2018
City /	Country	/	United States		Vote Deadline Date		04-Jun-2018
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1.1		Election of Director: Rosemary A. Crane		Management	For	For
1.2		Election of Director: Gerald M. Lieberman		Management	For	For
1.3		Election of Director: Professor Ronit Satchi-Fainaro		Management	For	For
2.		To approve, on a non-binding advisory basis, the compensation for Teva's named executive officers.		Management	For	For
3.		To recommend, on a non-binding advisory basis, to hold a non- binding advisory vote to approve the compensation for Teva's named executive officers every one, two or three years.		Management	For	For
4.		To appoint Kesselman & Kesselman, a member of PricewaterhouseCoopers International Ltd., as Teva's independent registered public accounting firm until the 2019 annual meeting of shareholders.		Management	For	For
5.		To approve an amendment and restatement of Teva's 2008 Employee Stock Purchase Plan for U.S. Employees.		Management	For	For
ENDO INTERNATIONAL PLC
Security		G30401106			Meeting Type		Annual
Ticker Symbol		ENDP			Meeting Date		07-Jun-2018
ISIN		IE00BJ3V9050			Agenda		934799947 - Management
Record Date		13-Apr-2018			Holding Recon Date		13-Apr-2018
City /	Country	/	United States		Vote Deadline Date		06-Jun-2018
SEDOL(s)					Quick Code
Item	Proposal			Proposed by	Vote	For/Against Management
1a.		Election of Director: Roger H. Kimmel		Management	For	For
1b.		Election of Director: Paul V. Campanelli		Management	For	For
1c.		Election of Director: Shane M. Cooke		Management	For	For
1d.		Election of Director: Nancy J. Hutson, Ph.D.		Management	For	For
1e.		Election of Director: Michael Hyatt		Management	For	For
1f.		Election of Director: Sharad S. Mansukani, M.D.		Management	For	For
1g.		Election of Director: William P. Montague		Management	For	For
1h.		Election of Director: Todd B. Sisitsky		Management	For	For
2.
To approve the selection of PricewaterhouseCoopers
LLP as the Company's independent registered public
accounting firm for the year ending December 31, 2018
and to authorize the Board of Directors, acting through
the Audit Committee, to determine the independent
registered public accounting firm's remuneration.
				Management	For	For
3.		To approve, by advisory vote, named executive officer compensation.		Management	For	For
4.		To approve the Endo International plc Amended and Restated 2015 Stock Incentive Plan.		Management	For	For
5.		To renew the Board's existing authority to issue shares under Irish law.		Management	For	For
6.		To renew the Board's existing authority to opt-out of statutory pre-emption rights under Irish law.		Management	For	For

Chou Income Fund July 2017 - June 2018 Proxy
WOW UNLIMITED MEDIA INC
Security		98212M109				Meeting Type		MIX
Ticker Symbol		RNKFF				Meeting Date		19-Dec-2017
ISIN		CA98212M1095				Agenda		708794450 - Management
Record Date		14-Nov-2017				Holding Recon Date		14-Nov-2017
City /	Country	TORONT O	/	Canada		Vote Deadline Date		13-Dec-2017
SEDOL(s)		BYNHNH3 - BYNHNK6				Quick Code
Item	Proposal				Proposed by	Vote	For/Against Management
CMMT		PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED TO VOTE 'IN FAVOR' OR 'AGAINST'-ONLY FOR RESOLUTIONS 1, 4 AND 'IN FAVOR' OR 'ABSTAIN' ONLY FOR RESOLUTION-NUMBERS 2.1 TO 2.7 AND 3. THANK YOU			Non-Voting
1		TO SET THE NUMBER OF DIRECTORS OF THE CORPORATION AT SEVEN (7)			Management	For	For
2.1		ELECTION OF DIRECTOR: MICHAEL HIRSH			Management	For	For
2.2		ELECTION OF DIRECTOR: ROBERT EZRIN			Management	For	For
2.3		ELECTION OF DIRECTOR: FREDERICK SEIBERT			Management	For	For
2.4		ELECTION OF DIRECTOR: CRAIG GRAHAM			Management	For	For
2.5		ELECTION OF DIRECTOR: KIRSTINE STEWART			Management	For	For
2.6		ELECTION OF DIRECTOR: MARC BERTRAND			Management	For	For
2.7		ELECTION OF DIRECTOR: STEVE HENDRY			Management	For	For
3		TO RE-APPOINT KPMG LLP, CHARTERED PROFESSIONAL ACCOUNTANTS, AS AUDITORS OF THE CORPORATION FOR THE ENSUING YEAR AND AUTHORIZING THE BOARD OF DIRECTORS OF THE CORPORATION TO FIX THEIR REMUNERATION			Management	For	For
CMMT		PLEASE NOTE THAT RESOLUTION 4 IS TO BE APPROVED BY DISINTERESTED-SHAREHOLDERS. THANK YOU.			Non-Voting
4		TO PASS AN ORDINARY RESOLUTION IN THE FORM SET OUT IN THE CORPORATION'S MANAGEMENT INFORMATION CIRCULAR DATED NOVEMBER 21, 2017 APPROVING THE CORPORATION'S TEN PERCENT (10%) ROLLING STOCK OPTION PLAN			Management	For	For
CMMT		PLEASE NOTE THAT RESOLUTION 5 "FOR" = YES, "ABSTAIN"= NO, "AGAINST" WILL BE-TREATED AS NOT MARKED. THANK YOU.			Non-Voting
5
THE UNDERSIGNED CERTIFIES THAT IT HAS MADE
REASONABLE INQUIRIES AS TO THE CANADIAN(1)
STATUS OF THE REGISTERED HOLDER AND/OR
THE BENEFICIAL OWNER OF THE SHARES
REPRESENTED BY THIS PROXY/VIF AND HAS READ
THE MANAGEMENT INFORMATION CIRCULAR OF
THE CORPORATION DATED NOVEMBER 21, 2017
ENCLOSED WITH THIS FORM OF PROXY/VIF AND
THE DEFINITIONS SET FORTH BELOW SO AS TO
MAKE AN ACCURATE DECLARATION OF STATUS
					Management	For	For
WOW UNLIMITED MEDIA INC.
Security		98212M109				Meeting Type		Annual and Special Meeting
Ticker Symbol		RNKFF				Meeting Date		19-Dec-2017
ISIN		CA98212M1095				Agenda		934708415 - Management
Record Date		14-Nov-2017				Holding Recon Date		14-Nov-2017
City /	Country		/	Canada		Vote Deadline Date		14-Dec-2017
SEDOL(s)						Quick Code

Item	Proposal				Proposed by	Vote	For/Against Management
1		To set the number of directors of the Corporation at seven (7).			Management	For	For
2	DIRECTOR				Management
	1	Michael Hirsh				For	For
	2	Robert Ezrin				For	For
	3	Frederick Seibert				For	For
	4	Craig Graham				For	For
	5	Kirstine Stewart				For	For
	6	Marc Bertrand				For	For
	7	Steve Hendry				For	For
3		To re-appoint KPMG LLP, Chartered Professional Accountants, as Auditors of the Corporation for the ensuing year and authorizing the board of directors of the Corporation to fix their remuneration.			Management	For	For
4		To pass an ordinary resolution in the form set out in the Corporation's management information circular dated November 21, 2017 approving the Corporation's ten percent (10%) rolling stock option plan.			Management	For	For
5		The undersigned hereby certifies that the shares represented by this proxy/VIF are owned and controlled by a Canadian. NOTE: "FOR" = YES, "ABSTAIN" = NO, "AGAINST" WILL BE TREATED AS NOT MARKED			Management	For

SANDRIDGE ENERGY, INC.
Security		80007P869		Meeting Type		Contested-Annual
Ticker Symbol		SD		Meeting Date		19-Jun-2018
ISIN		US80007P8692		Agenda		934827342 - Opposition
Record Date		20-Apr-2018		Holding Recon Date		20-Apr-2018
City /	Country	/ United States		Vote Deadline Date		18-Jun-2018
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1.	DIRECTOR		Management
	1	Mr. Jonathan Frates		For	For
	2	Mr. Nicholas Graziano		For	For
	3	Mr. John Lipinski		For	For
	4	Mr. Bob G. Alexander		For	For
	5	Mr. Randolph C. Read		For	For
	6	Mr Jonathan Christodoro		For	For
	7	Ms. Nancy Dunlap		For	For
2.		Ratification and extension of the Poison Pill.	Management	For	For
3.		Ratification of the selection of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2018.	Management	For	For
4.		Approval, on an advisory basis, of the compensation of the Company's named executive officers.	Management	For	For
SANDRIDGE ENERGY, INC.
Security		80007P869		Meeting Type		Contested-Annual
Ticker Symbol		SD		Meeting Date		19-Jun-2018
ISIN		US80007P8692		Agenda		934829233 - Management
Record Date		20-Apr-2018		Holding Recon Date		20-Apr-2018
City /	Country	/ United States		Vote Deadline Date		18-Jun-2018
SEDOL(s)				Quick Code
Item	Proposal		Proposed by	Vote	For/Against Management
1A.
Sylvia K. Barnes - Company Nominee: The board of
directors recommends a "FOR" vote. A shareholder may
indicate a "FOR" vote only with respect to seven (7) of
the twelve (12) director nominees. Shareholders are not
to vote "FOR" more than a total of seven (7) director
nominees. *Please Note: Abstain = Withhold
			Management	For	For
1B.
Kenneth H. Beer - Company Nominee: The board of
directors recommends a "FOR" vote. A shareholder may
indicate a "FOR" vote only with respect to seven (7) of
the twelve (12) director nominees. Shareholders are not
to vote "FOR" more than a total of seven (7) director
nominees. *Please Note: Abstain = Withhold
			Management	For	For
1C.
Michael L. Bennett - Company Nominee: The board of
directors recommends a "FOR" vote. A shareholder may
indicate a "FOR" vote only with respect to seven (7) of
the twelve (12) director nominees. Shareholders are not
to vote "FOR" more than a total of seven (7) director
nominees. *Please Note: Abstain = Withhold
			Management	For	For
1D.
William (Bill) M. Griffin, Jr. - Company Nominee: The
board of directors recommends a "FOR" vote. A
shareholder may indicate a "FOR" vote only with respect
to seven (7) of the twelve (12) director nominees.
Shareholders are not to vote "FOR" more than a total of
seven (7) director nominees. *Please Note: Abstain =
Withhold
			Management	For	For
1E.
David J. Kornder - Company Nominee: The board of
directors recommends a "FOR" vote. A shareholder may
indicate a "FOR" vote only with respect to seven (7) of
the twelve (12) director nominees. Shareholders are not
to vote "FOR" more than a total of seven (7) director
nominees. *Please Note: Abstain = Withhold
			Management	For	For
1F.
Bob G. Alexander - Icahn Nominee: The board of
directors makes "NO RECOMMENDATION." A
shareholder may indicate a "FOR" vote only with respect
to seven (7) of the twelve (12) director nominees.
Shareholders are not to vote "FOR" more than a total of
seven (7) director nominees. *Please Note: Abstain =
Withhold
			Management	Abstain	For
1G.
Jonathan Christodoro - Icahn Nominee The board of
directors recommends a "WITHHOLD" vote. A
shareholder may indicate a "FOR" vote only with respect
to seven (7) of the twelve (12) director nominees.
Shareholders are not to vote "FOR" more than a total of
seven (7) director nominees. *Please Note: Abstain =
Withhold
			Management	Abstain	For
1H.
Nancy Dunlap - Icahn Nominee: The board of directors
recommends a "WITHHOLD" vote. A shareholder may
indicate a "FOR" vote only with respect to seven (7) of
the twelve (12) director nominees. Shareholders are not
to vote "FOR" more than a total of seven (7) director
nominees. *Please Note: Abstain = Withhold
			Management	Abstain	For
1I.
Jonathan Frates - Icahn Nominee: The board of directors
recommends a "WITHHOLD" vote. A shareholder may
indicate a "FOR" vote only with respect to seven (7) of
the twelve (12) director nominees. Shareholders are not
to vote "FOR" more than a total of seven (7) director
nominees. *Please Note: Abstain = Withhold
			Management	Abstain	For
1J.
Nicholas Graziano - Icahn Nominee: The board of
directors recommends a "WITHHOLD" vote. A
shareholder may indicate a "FOR" vote only with respect
to seven (7) of the twelve (12) director nominees.
Shareholders are not to vote "FOR" more than a total of
seven (7) director nominees. *Please Note: Abstain =
Withhold
			Management	Abstain	For
1K.
John "Jack" Lipinski - Icahn Nominee: The board of
directors makes "NO RECOMMENDATION." A
shareholder may indicate a "FOR" vote only with respect
to seven (7) of the twelve (12) director nominees.
Shareholders are not to vote "FOR" more than a total of
seven (7) director nominees. *Please Note: Abstain =
Withhold
			Management	Abstain	For
1L.
Randolph C. Read - Icahn Nominee: The board of
directors makes "NO RECOMMENDATION." A
shareholder may indicate a "FOR" vote only with respect
to seven (7) of the twelve (12) director nominees.
Shareholders are not to vote "FOR" more than a total of
seven (7) director nominees. *Please Note: Abstain =
Withhold
			Management	Abstain	For
2.		Company proposal: Ratify the continuation of the short- term rights plan through November 26, 2018.	Management	For	For
3.		Company proposal: Ratify the selection of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2018.	Management	For	For
4.		Company proposal: Approve, in a non-binding vote, the compensation provided to the Company's named executive officers.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By: /s/ Francis S. M. Chou
Francis S.M. Chou, President and Principal Executive Officer

Date:	August 8, 2018